Noncontrolling Interests (Tables)	12 Months Ended
Mar. 31, 2011
Noncontrolling Interests
Change in MUFG's Ownership Interests in Subsidiaries

	2010	2011
	(in millions)
Net income attributable to Mitsubishi UFJ Financial Group	¥859,819	¥461,796
Transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest holders:
Conversion of preferred stock to common stock issued by a subsidiary	(641)	—
Change in ownership interest of Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. in connection with the securities joint venture (Note 2)	—	20,550
Other	221	3,859

Net transfers from (to) noncontrolling interest holders	(420)	24,409

Change from net income attributable to Mitsubishi UFJ Financial Group and transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest holders	¥859,399	¥486,205